UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of June 30, 2016 (Unaudited)

Deutsche Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 91.2%
Massachusetts 88.8%
Boston, MA, General Obligation:
Series D, 4.0%, 10/1/2025	1,575,000	1,845,050
Series A, 4.0%, 4/1/2028	3,435,000	3,922,839
Series A, 4.0%, 3/1/2029	2,500,000	2,880,400
Series A, Prefunded, 4.75%, 4/1/2029	3,900,000	4,332,705
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	3,220,670
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,671,811
Series A, 5.0%, 11/1/2030	500,000	613,525
Boston, MA, Water & Sewer Commission Revenue:
Series A, Prefunded, 5.0%, 11/1/2025	2,000,000	2,241,980
Series A, 5.0%, 11/1/2030	1,270,000	1,447,038
Braintree, MA, General Obligation, Municipal Purpose Loan:
Prefunded, 5.0%, 5/15/2026	7,645,000	8,581,436
Prefunded, 5.0%, 5/15/2027	2,295,000	2,576,115
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	140,000	144,626
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,885,740
Series A, 5.25%, 7/1/2034	1,210,000	1,316,904
Series A, Prefunded, 5.25%, 7/1/2034	490,000	534,727
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	13,034,674
Series C, ETM, Prefunded, 5.0%, 7/1/2016	75,000	75,010
Series B, 5.0%, 7/1/2035	3,970,000	4,548,667
Series A, 5.25%, 7/1/2021	2,000,000	2,411,600
Series C, ETM, 5.5%, 7/1/2017	165,000	173,080
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,210,390
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,885,024
Series 19, 4.0%, 2/1/2038	1,655,000	1,912,733
Series 18, 5.0%, 2/1/2040	3,000,000	3,677,850
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,681,505
Massachusetts, State College Building Authority Project Revenue, Series A, Prefunded, 5.5%, 5/1/2039	5,730,000	6,501,888
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,378,640
Massachusetts, State Consolidated Loan, Series A, 0.36% **, 3/1/2026, SPA: Wells Fargo Bank NA	4,000,000	4,000,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	16,329,888
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	5,124,735
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,949,775
Massachusetts, State Development Finance Agency Revenue, Bentley University:
5.0%, 7/1/2028	2,250,000	2,529,653
5.0%, 7/1/2040	1,750,000	2,163,000
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,144,290
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,567,740
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,120,730
Series R-1, 5.0%, 7/1/2031	3,000,000	3,457,590
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series V-1, 5.0%, 10/1/2029	3,400,000	3,856,076
Series X, 5.0%, 10/1/2048	1,500,000	1,795,455
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,450,540
Series I, 5.0%, 7/1/2036	1,000,000	1,214,610
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	568,130
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross:
Series B, 5.0%, 9/1/2026	1,020,000	1,114,799
Series B, Prefunded, 5.0%, 9/1/2026	480,000	525,173
Series A, 5.0%, 9/1/2041	2,000,000	2,520,200
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series N, 5.0%, 12/1/2041	3,000,000	3,682,620
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	9,044,925
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	327,629	1,858
Series A-2, 5.5%, 11/15/2046	65,870	63,194
Series A-1, 6.25%, 11/15/2026	1,235,770	1,267,418
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	599,855
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	3,103,075
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036	500,000	588,530
Series L, 5.0%, 7/1/2041	2,000,000	2,349,880
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, Mandatory Put 5/1/2019 @100, Prerefunded, 5.75%, 12/1/2042	1,000,000	1,139,890
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Inc., Series I, 4.0%, 7/1/2036	2,000,000	2,183,480
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	2,500,000	3,036,525
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series J, 5.0%, 7/1/2042	3,500,000	4,200,700
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	9,037,380
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2034	485,000	603,621
5.0%, 9/1/2040	3,500,000	3,983,070
5.0%, 9/1/2045	2,000,000	2,274,300
Massachusetts, State General Obligation:
Series A, 0.887% ***, 11/1/2018	5,000,000	4,998,100
Series B, 4.0%, 7/1/2033 (a)	5,000,000	5,778,450
Series E, 4.0%, 4/1/2038	5,000,000	5,653,350
Series A, Prefunded, 5.0%, 3/1/2034	5,000,000	5,582,250
Series A, 5.0%, 7/1/2036	10,000,000	12,404,600
Series A, 5.0%, 3/1/2041	5,000,000	6,081,300
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,568,839
Series A, 5.0%, 10/1/2037	9,860,000	10,367,790
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, Prefunded, 5.125%, 7/1/2033	3,245,000	3,533,124
Series E-1, Prefunded, 5.125%, 7/1/2038	1,500,000	1,633,185
Series B-2, Prefunded, 5.375%, 2/1/2026, INS: NATL	695,000	762,776
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,510,000	1,736,425
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	6,223,910
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,434,720
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,325,704
5.375%, 7/1/2025	1,285,000	1,452,744
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, Prefunded, 5.0%, 5/1/2029	1,500,000	1,679,685
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039, INS: AGC	2,500,000	2,788,350
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, Prefunded, 5.0%, 7/1/2038	1,965,000	2,052,619
Massachusetts, State Health & Educational Facilities Authority Revenue, Museum of Fine Arts, Series A1, 0.4% **, 12/1/2037, SPA: Wells Fargo Bank NA	6,000,000	6,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,429,180
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, 5.0%, 7/1/2034	10,000,000	11,208,900
Massachusetts, State Health & Educational Facilities Authority Revenue, Sterling & Francine Clark Art Institute, Series B, 5.0%, 7/1/2030	1,500,000	1,731,345
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	11,180,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Prefunded, 5.375%, 8/15/2038	3,000,000	3,301,830
Series M, 5.5%, 2/15/2027	1,705,000	2,296,908
Series M, 5.5%, 2/15/2028	3,000,000	4,097,310
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,714,860
Series B, 5.0%, 7/1/2034	1,350,000	1,543,374
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,564,804
Series A, 5.0%, 7/1/2040	3,500,000	4,318,965
Series B, 5.0%, 7/1/2040	8,500,000	9,692,550
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	4,016,760
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	5,020,950
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue, Series A, Prefunded, 5.0%, 8/15/2024, INS: AMBAC	7,800,000	8,184,618
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B, 5.0%, 1/15/2031	4,480,000	5,614,336
Series A, 5.0%, 8/15/2037, INS: AMBAC	20,000	20,926
Series A, Prefunded, 5.0%, 8/15/2037, INS: AMBAC	4,980,000	5,225,564
Series C, 5.0%, 8/15/2037	3,000,000	3,730,230
Series B, 5.25%, 10/15/2035	10,000,000	12,059,200
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program:
Series A, 5.0%, 6/1/2038	1,250,000	1,471,613
Series A, 5.0%, 6/1/2044	2,500,000	3,061,100
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	6,242,850
Massachusetts, State Water Pollution Abatement Trust:
Series 13, Prefunded, 5.0%, 8/1/2025	5,000,000	5,236,950
Series 13, Prefunded, 5.0%, 8/1/2026	5,000,000	5,236,950
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,640,080
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	115,466
Series 11, 5.0%, 8/1/2020	100,000	100,403
Massachusetts, State Water Resources Authority:
Series A-2, 0.42% **, 8/1/2037, SPA: TD Bank NA	100,000	100,000
Series A-3, 0.42% **, 8/1/2037, SPA: Wells Fargo Bank NA	1,300,000	1,300,000
Series A, 5.0%, 8/1/2036	2,500,000	3,056,000
Series B, 5.0%, 8/1/2036	2,870,000	3,386,428
Series B, Prefunded, 5.0%, 8/1/2036	630,000	756,447
Series A, Prefunded, 5.0%, 8/1/2039	5,115,000	5,779,387
Series B, Prefunded, 5.0%, 8/1/2039	7,500,000	8,474,175
Series A, 5.25%, 8/1/2026, INS: NATL	1,830,000	1,920,292
Series A, Prefunded, 5.25%, 8/1/2026, INS: NATL	120,000	126,038
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	7,275,417
Massachusetts, State Water Resources Authority Revenue, Green Bond, Series C, 4.0%, 8/1/2040	6,650,000	7,623,693
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	1,305,000	1,395,267
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,980,500
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,954,069
5.0%, 5/1/2030	1,595,000	1,861,221
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,634,461
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030, INS: AGC	5,000,000	5,803,650
University of Massachusetts, Building Authority Project Revenue:
Series 2009-1, 5.0%, 5/1/2034	3,280,000	3,643,686
Series 2009-1, Prefunded, 5.0%, 5/1/2034	720,000	807,113
Series 1, 5.0%, 11/1/2036	6,035,000	7,528,964
		470,822,883
Guam 1.8%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	4,485,656
Series A, 5.75%, 12/1/2034	3,725,000	4,245,382
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	392,717
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	500,548
		9,624,303
Puerto Rico 0.4%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 6.0%, 8/1/2042	4,325,000	2,058,787
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	1,091,680
Total Municipal Bonds and Notes (Cost $440,303,362)		483,597,653
Underlying Municipal Bonds of Inverse Floaters (b) 15.5%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (c)	10,000,000	13,735,300
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.34%, 1/1/2024, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, Prefunded, 5.0%, 8/1/2026, INS: AGMC (c)	20,000,000	20,963,400
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 17.0%, 2/1/2017, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (c)	12,615,000	17,822,821
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 12.944%, 8/1/2026, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority Revenue, Series A, Prerefunded, 5.0%, 8/1/2035 (c)	15,000,000	17,517,600
Trust: Massachusetts, State Water Resources Authority Revenue, Series 2016-XM0287, 144A, 9.01%, 8/1/2035, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resources Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (c)	10,000,000	12,245,400
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 18.7%, 8/1/2018, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $70,796,592)		82,284,521
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $511,099,954) †	106.7	565,882,174
Floating Rate Notes (b)	(8.1)	(43,195,000)
Other Assets and Liabilities, Net	1.4	7,563,508
Net Assets	100.0	530,250,682

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2016.
***	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.
†	The cost for federal income tax purposes was $467,204,184. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $55,482,990. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $59,167,434 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,684,444.
(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Amfac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prefunded: Bonds which are prefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$565,882,174	$—	$565,882,174
Total	$—	$565,882,174	$—	$565,882,174

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Massachusetts Tax-Free Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016